Shareholders' equity (Changes in Number of Shares of Common Stock Issued) (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of Common Stock Outstanding [Line Items]
Balance at beginning of year	3,262,997,492	3,262,997,492	3,262,997,492
Issuance during the year	0	0	0
Purchase and retirement	0	0	0
Balance at end of year	3,262,997,492	3,262,997,492	3,262,997,492